Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of benefit for income taxes

	Year Ended December 31,
(in thousands)	2017	2016	2015
Current - State	$716	$688	$522
Deferred	(17,875)	258	234
	$(17,159)	$946	$756

Schedule of reconciliations between the entity's effective income tax rate and the U.S. statutory rate

	Year Ended December 31,
	2017	2016	2015
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	3.8	0.9	(2.2)
Valuation allowance	38.7	30.9	16.8
Permanent items	1.0	8.2	5.1
Indefinite-life intangibles	5.5	2.0	0.8
Deferred item adjustments	(0.1)	0.4	17.2
Federal tax reform - deferred rate change	(220.0)	—	—
Effective income tax rate	(206.1)%	7.4%	2.7%

Schedule of components of deferred tax assets and liabilities

(in thousands)	2017	2016
Deferred tax assets
Accounts receivable	$316	$550
Accrued compensation and pension	4,781	5,911
Inventories	501	816
Other assets	1,047	1,508
Unrealized loss on pension	2,345	4,027
Net operating loss carryforwards	52,508	83,526
Deferred tax assets	61,498	96,338
Valuation allowance	(44,403)	(63,672)
Total deferred tax assets	17,095	32,666
Deferred tax liabilities
Accelerated depreciation and amortization	(51,630)	(84,814)
Prepaid assets	(807)	(1,069)
Total deferred tax liabilities	(52,437)	(85,883)
Net deferred tax liabilities	$(35,342)	$(53,217)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefit

(in thousands)
Unrecognized tax benefits balance at January 1, 2015	$2,072
Gross decreases for tax positions in 2015	—
Unrecognized tax benefits balance at December 31, 2015	2,072
Gross decreases for tax positions in 2016	—
Unrecognized tax benefits balance at December 31, 2016	2,072
Gross decreases for tax positions in 2017	(707)
Unrecognized tax benefits balance at December 31, 2017	$1,365